SHAREHOLDERS' EQUITY (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jan. 06, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Preference shares, authorized	1,000,000	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000		200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued	3,450,000	3,450,000	3,450,000	3,450,000
Ordinary shares subject to possible redemption	9,726,395	13,800,000
Preference shares issue	0	0		0
Preference shares outstanding	0	0		0
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares issue	0	0		0
Preference shares outstanding	0	0		0